OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Other Investments

	US Dollars
Figures in millions	2020	2019	2018

Listed investments (1)

Non-current investments

Equity investments at fair value through profit and loss (FVTPL)
Balance at end of year	—	—	19

Equity investments at fair value though OCI (FVTOCI)
Balance at beginning of year	72	63	47
Additions	9	9	13
Disposals	—	—	(7)
Fair value adjustments	98	—	10
Transfer from unlisted non-current investments	7	—	—
Balance at end of year	186	72	63

The non-current equity investments consist of ordinary shares and collective investment schemes and primarily comprise:
Corvus Gold Corporation	59	41	43
Various listed investments held by Environmental Rehabilitation Trust Fund	—	—	16
Pure Gold Mining	126	31	18
Other	1	—	5
	186	72	82

	US Dollars
Figures in millions	2020	2019	2018

Listed investments (continued)

Non-current investments (continued)

Investments at amortised cost - Non-current
Balance at end of year	—	—	12

Current investments
Listed investments - FVTOCI (1) (2)	—	10	6

Book value of listed investments	186	82	100

Unlisted investments
Non-current investments

Balance at beginning of year	4	47	54
Additions	—	45	48
Maturities	—	(44)	(45)
Transfer to non-current assets and liabilities held for sale	—	(48)	—
Transfer to listed non-current investments	(7)	—	—
Fair value adjustment - FVTOCI	—	2	—
Fair value adjustments - FVTPL	5	—	—
Other	—	—	(2)
Translation	—	2	(8)
Balance at end of year	2	4	47
The unlisted investments include:
Book value of unlisted investments	2	4	47

Non-current other investments	188	76	141
Total book value of other investments	188	86	147

(1)The group’s listed equity investments are susceptible to market price risk arising from uncertainties about the future values of the investments.
At the reporting date, the FVTOCI equity investments were listed on the Toronto Stock Exchange.

(2)The investment in Sandstorm was disposed in 2020.